Financial Risk Management - Sensitivity Analysis for Exchange Rate Risk on Profit or Loss Before Tax and Shareholders' Equity (Detail) - Currency risk [member] - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
EUR [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity		¥ 11
EUR [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity		8
EUR [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity		(10)
EUR [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity		(8)
KRW [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	¥ (14)	(18)
KRW [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(27)	(13)
KRW [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	13	18
KRW [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	26	12
USD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	584	861
USD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	794	603
USD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(556)	(820)
USD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(756)	(574)
THB [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	8	16
THB [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	12	11
THB [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(8)	(15)
THB [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(12)	(10)
Japan, Yen | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	3	13
Japan, Yen | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	4	10
Japan, Yen | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(3)	(12)
Japan, Yen | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(4)	¥ (10)
TWD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(6)
TWD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(7)
TWD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	5
TWD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	¥ 6